MoA All America Fund Investment Risks - MoA All America Fund	Dec. 31, 2025
General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. Since the equity securities of smaller companies may not be traded as often as for larger companies, it may be difficult to trade such securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment risk: Certain Funds may invest significantly in the securities of related issuers, such as those in a particular industry, group of industries, sector or geographic region. When a Fund so invests, the Fund’s performance depends to a greater extent on the overall condition of those issuers or the relevant industry, group of industries, sector or geographic region, and is more susceptible to events affecting, and the risks of, such issuers.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector risk: Companies in the technology sector can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Index Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Error risk: The Fund seeks to track the performance of an index with a portion of its assets, although it may not be successful in doing so. The divergence between the performance of that sleeve of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors, such as operating and transaction costs, as well as weighting of each security in the index, and it may be significant.
Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Investment risk: Because a sleeve of the Fund is passively managed and seeks to match the performance of its benchmark index, holdings of that sleeve are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. The Fund does not seek to reduce market exposure or to reduce the effects of a declining market with respect to that sleeve. As a result, the Fund’s performance may lag the performance of actively managed funds.
Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at reasonable prices.
Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, loss of money is a risk of investing in the Fund.